Insurance (Fund Groupings) (Details) - Variable Annuity and Variable Life - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 100,111	$ 101,499
Balanced
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	52,170	52,837
Equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	41,152	42,723
Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	6,086	5,119
Money Market
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fund Groupings	$ 703	$ 820